CURRENT/NON-CURRENT DISTINCTION	12 Months Ended
Dec. 31, 2019
CURRENT/NON-CURRENT DISTINCTION
CURRENT/NON-CURRENT DISTINCTION

31.    CURRENT/NON-CURRENT DISTINCTION

The group has adopted the presentation of all assets and liabilities in order of liquidity due to this presentation provides information that is reliable and more relevant.

As of December 31, 2019 and 2018, the amount expected to be recovered or settled after more than twelve months for each asset and liability line item is as follows:

	12/31/2019			12/31/2018
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
ASSETS	period	period	Total	period	period	Total
Cash and due from banks	26,403,099	—	26,403,099	51,822,372	—	51,822,372
Cash	8,751,111	—	8,751,111	7,368,112	—	7,368,112
Argentine Central Bank	15,927,336	—	15,927,336	42,132,824	—	42,132,824
Other local financial institutions	1,694,742	—	1,694,742	2,305,439	—	2,305,439
Others	29,910	—	29,910	15,997	—	15,997
Debt Securities at fair value through profit or loss	568,501	—	568,501	23,247,329	—	23,247,329
Derivatives	257,587	—	257,587	24,496	—	24,496
Repo transactions	—	—	—	—	—	—
Other financial assets	2,096,866	—	2,096,866	2,612,157	—	2,612,157
Loans and other financing	61,827,090	26,182,921	88,010,011	87,503,950	31,267,685	118,771,635
To the non-financial public sector	7,020	21,852	28,872	11,577	38,883	50,460
To the financial sector	32,867	31,655	64,522	550,993	62,108	613,101
To the Non-Financial Private Sector and Foreign residents	61,787,203	26,129,414	87,916,617	86,941,380	31,166,694	118,108,074
Other debt securities	10,106,598	351,958	10,458,556	1,875,097	4,756,764	6,631,861
Financial assets in guarantee	5,333,704	—	5,333,704	3,082,974	4,776	3,087,750
Current income tax assets	102,458	—	102,458	903,591	7,186	910,777
Inventories	44,455	—	44,455	107,557	—	107,557
Investments in equity instruments	—	14,579	14,579	—	16,005	16,005
Property, plant and equipment	—	4,002,078	4,002,078	—	3,359,290	3,359,290
Investment Property	—	4,054,737	4,054,737	—	635,877	635,877
Intangible assets	—	4,372,514	4,372,514	—	4,170,146	4,170,146
Deferred income tax assets	155,663	1,515,532	1,671,195	9,696	1,254,526	1,264,222
Non-current assets held for sale	—	—	—	4,307	—	4,307
Other non-financial assets	754,818	539,533	1,294,351	267,224	1,099,805	1,367,029
TOTAL ASSETS	107,650,839	41,033,852	148,684,691	171,460,750	46,572,060	218,032,810

	12/31/2019			12/31/2018
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
LIABILITIES	period	period	Total	period	period	Total
Deposits	89,006,977	1,200	89,008,177	145,863,016	133,185	145,996,201
Non-financial public sector	5,470,177	—	5,470,177	17,083,822	—	17,083,822
Financial sector	28,098	—	28,098	38,821	—	38,821
Non-financial private sector and foreign residents	83,508,702	1,200	83,509,902	128,740,373	133,185	128,873,558
Liabilities at fair value through profit or loss	189,554	—	189,554	412,403	—	412,403
Derivatives	—	—	—	144,944	—	144,944
Repo Transactions	319,817	—	319,817	—	—	—
Other financial liabilities	8,555,100	560,465	9,115,565	6,294,616	269,780	6,564,396
Financing received from the Argentine Central Bank and other financial institutions	8,688,059	329,538	9,017,597	11,013,248	1,343,858	12,357,106
Unsubordinated negotiable Obligations	4,282,707	1,803,768	6,086,475	3,311,927	11,005,518	14,317,445
Current income tax liability	—	—	—	1,217,233	—	1,217,233
Subordinated negotiable obligations	1,314,985	804,903	2,119,888	40,227	2,088,532	2,128,759
Provisions	21,720	655,298	677,018	17,908	115,795	133,703
Deferred income tax liability	506,291	—	506,291	9,032	334,554	343,586
Other non-financial liabilities	6,527,529	1,681,385	8,208,914	7,066,054	1,248,585	8,314,639
TOTAL LIABILITIES	119,412,739	5,836,557	125,249,296	175,390,608	16,539,807	191,930,415